FINANCIAL INSTITUTIONS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2025
Notes Payable to Bank [Abstract]
Schedule of Financial Liabilities
	Maximum Availability as of June 30, 2025 *	Debt Balance as of June 30, 2025	Interest rate as of June 30, 2025	Maximum Availability as of December 31, 2024 *	Debt Balance as of December 31, 2024	Interest rate as of December 31, 2024
Line of Credit	$7,500	$1,987	7.0%	$7,500	$-	7.1%
Loan	1,172	1,172	2.7%	1,041	-	3.2%
Revolving Loans	1,758	589	4.3%	1,561	1,041	4.0%
Factoring	421	131	5.0%	363	201	5.3%
Factoring	13,658	10,497	4.9%	12,123	1,939	5.9%
Total	$24,509	$14,376	**5.0%	$22,588	$3,181	**5.2%

* Maximum availability is subject to terms and conditions according to the agreements with the different financial institutions.
** Weighted average